Post-employment benefit plans - Post-Employment Benefit Plan Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value of plan assets [line items]
Equity securities, total plan assets fair value percent	13.00%	13.00%
Debt securities, total plan assets fair value percent	53.00%	55.00%
Alternative investments, total plan asset fair value percent	34.00%	32.00%
Total plan assets fair value percent	100.00%	100.00%
Defined benefit obligation hedged	$ 3,000.0
DB pension
Disclosure of fair value of plan assets [line items]
Plan assets, at fair value	24,188.0	$ 23,768.0
Equity securities included in total plan assets	$ 0.1	$ 9.0
Equity securities percent included in total plan assets	0.10%	0.10%
Debt securities included in total plan assets	$ 41.0	$ 92.0
Debt securities percent included in total plan assets	0.20%	0.40%
DB pension | Money market
Disclosure of fair value of plan assets [line items]
Debt securities	$ 257.0	$ 1,222.0
DB pension | Private equities
Disclosure of fair value of plan assets [line items]
Alternative investments	1,066.0	831.0
DB pension | Hedge funds
Disclosure of fair value of plan assets [line items]
Alternative investments	1,301.0	1,268.0
DB pension | Real estate and infrastructure
Disclosure of fair value of plan assets [line items]
Alternative investments	4,341.0	4,221.0
DB pension | Private debt
Disclosure of fair value of plan assets [line items]
Alternative investments	1,451.0	1,237.0
DB pension | Other
Disclosure of fair value of plan assets [line items]
Alternative investments	23.0	32.0
DB pension | Canadian
Disclosure of fair value of plan assets [line items]
Equity securities	862.0	858.0
DB pension | Canadian | Debt securities, excluding money market
Disclosure of fair value of plan assets [line items]
Debt securities	11,117.0	10,284.0
DB pension | Foreign
Disclosure of fair value of plan assets [line items]
Equity securities	2,344.0	2,265.0
DB pension | Foreign | Debt securities, excluding money market
Disclosure of fair value of plan assets [line items]
Debt securities	$ 1,426.0	$ 1,550.0
Bottom of range
Disclosure of fair value of plan assets [line items]
Equity securities, weighted average target allocation	0.00%
Debt securities, weighted average target allocation	40.00%
Alternative investments, weighted average target allocation	0.00%
Top of range
Disclosure of fair value of plan assets [line items]
Equity securities, weighted average target allocation	40.00%
Debt securities, weighted average target allocation	100.00%
Alternative investments, weighted average target allocation	50.00%